Segment Information - Summary of Material Unallocated Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Segment Reporting [Abstract]
Interest income	$ 119,605	$ 153,589	$ 114,453
Other items	(25,728)	(69,106)	(3,070)
Total	$ 93,877	$ 84,483	$ 111,383